Leases (Details) - Schedule of Future Maturities of Operating Lease Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Maturities of Operating Lease Liabilities [Abstract]
2024	$ 302
2025	310
2026	144
Total lease payments	756
Less: imputed interest	(72)
Present value of operating lease liabilities	684	$ 911
Cash paid for operating leases	$ 293	$ 284
Remaining lease term - operating leases (in years)	2 years 6 months
Average discount rate - operating leases	8.00%